Cover	12 Months Ended
Dec. 28, 2024
Document Information [Line Items]
Document Type	DEFR14A
Amendment Flag	false
Entity Information [Line Items]
Entity Registrant Name	Stanley Black & Decker, Inc.
Entity Central Index Key	0000093556